Short-term loans and long-term loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount | $							$ 107,500
Proceeds from Issuance of Long-term Debt	¥ 0	$ 0	¥ 740,084	¥ 150,000
Short-term loans	812,794		75,000		$ 118,428
Long-term loans	¥ 0		777,427		0
China Merchants Bank Co., Ltd [Member]
Short-term Debt [Line Items]
Loans Payable to Bank, Noncurrent			702,400			$ 107,500
Debt Instrument, Collateral	The new bank borrowing was secured by a two-year term deposit amounted to RMB792.0 million, which represents the loan-to-value ratio of no more than 94% and was classified as non-current restricted cash in the Group's consolidated balance sheets. The Company would provide more term deposits or equivalent cash to CMB Bank as a security when the loan-to-value ratio exceeds 98% due to U.S. dollar's appreciation against RMB. As of December 31, 2017, long-term bank loans from CMB Bank amounted to RMB702.4 million (US$107.5 million) was recorded in the long-term loans in the Group's consolidated balance sheet. As of December 31, 2018, the outstanding CMB loan amounted to RMB737.8 million (US$107.5 million) which will be due in April 2019 was recorded as short-term loan in the Group's consolidated balance sheets.	The new bank borrowing was secured by a two-year term deposit amounted to RMB792.0 million, which represents the loan-to-value ratio of no more than 94% and was classified as non-current restricted cash in the Group's consolidated balance sheets. The Company would provide more term deposits or equivalent cash to CMB Bank as a security when the loan-to-value ratio exceeds 98% due to U.S. dollar's appreciation against RMB. As of December 31, 2017, long-term bank loans from CMB Bank amounted to RMB702.4 million (US$107.5 million) was recorded in the long-term loans in the Group's consolidated balance sheet. As of December 31, 2018, the outstanding CMB loan amounted to RMB737.8 million (US$107.5 million) which will be due in April 2019 was recorded as short-term loan in the Group's consolidated balance sheets.
Short-term loans	¥ 737,800				$ 107,500
Non-current restricted cash	792,000		¥ 792,000
Shanghai Pudong Development Bank Co Ltd [Member]
Short-term Debt [Line Items]
Loans Payable to Bank, Current	¥ 75,000